Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Revenue	$ 97,124	$ 111,964	$ 80,355
Expenses
Selling, general and administrative (recovery)	(356,207)	277,003	310,965
Direct costs	74,892	44,936	38,120
Development costs	49,998	57,721	257,434
Bad debt expense	32,386
Share-based payments	4,861	27,758	23,408
Depreciation – right-of-use asset	22,469
Depreciation – property and equipment	3,455	4,410	1,653
Total Expenses (Recovery)	(168,146)	411,828	631,580
Income / (Loss) from Operations	265,270	(299,864)	(551,225)
Net Finance Charges
Interest (income) expense	(20,954)	4,231	14,952
Foreign exchange (gain) loss	49,169	2,867	(29,341)
Profit / (Loss) Before Income Tax	237,055	(306,962)	(536,836)
Income tax expense	3,436	7,560	7,257
Net Profit (Loss) for the Period	233,619	(314,522)	(544,093)
Other Comprehensive Income
Exchange gain (loss) on translating foreign operations	165,461	(14,377)	369
Total Comprehensive Income (Loss)	$ 399,080	$ (328,899)	$ (543,723)
Earnings (Loss) per Share
Basic (in CAD per share)	$ 0.01	$ 0	$ (0.02)
Diluted (in CAD per share)	$ 0.01	$ 0	$ (0.02)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132
Diluted (in shares)	35,529,132	35,529,132	35,529,132